Main differences between IFRS and Swiss GAAP	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure of main differences between IFRS and Swiss GAAP [text block]
Note 33

Main differences between IFRS and

Swiss GAAP

The consolidated financial

statements of UBS

Group AG are prepared

in accordance with International Financial

Reporting
Standards (IFRS). The

Swiss Financial Market Supervisory Authority (FINMA) requires financial groups presenting

financial
statements

under

IFRS

to

provide

a

narrative

explanation

of

the

main

differences

between

IFRS

and

Swiss

generally
accepted accounting principles (GAAP)

(the FINMA Accounting Ordinance, FINMA Circular

2020/1 “Accounting – banks”
and

the

Banking

Ordinance

(the

BO)).

Included

in

this

Note

are

the

significant

differences

in

the

recognition

and
measurement

between

IFRS

and

the

provisions

of

the

BO

and

the

guidelines

of

FINMA

governing

true

and

fair view
financial statement reporting

pursuant to Art. 25

to Art. 42 of the BO.
1.

Consolidation
Under IFRS,

all entities that

are controlled

by the holding

entity are consolidated.

Under Swiss GAAP

controlled entities
deemed immaterial

to a g

roup or

those held

only temporarily are

exempt from

consolidation, but

instead are

recorded
as participations accounted for under the equity

method of accounting or as financial investments

measured at the lower
of cost or market value.
2. Classification and measurement

of financial assets
Under IFRS,

debt instruments

are measured

at amortized

cost, fair

value through

other comprehensive

income (FVOCI)
or fair value

through

profit or loss

(FVTPL), depending

on the

nature of

the business

model within

which the

particular
asset is held

and the

characteristics of

the contractual

cash flows of

the asset.

Equity instruments

are accounted

for at
FVTPL by UBS. Under Swiss GAAP,

trading assets and derivatives are measured at FVTPL,

in line with IFRS. However, non-
trading debt

instruments are

generally measured

at amortized

cost, even

when the

assets are

managed

on a

fair value
basis. In addition, the measurement of financial

assets in the form of securities depends

on the nature of the asset: debt
instruments not held to maturity,

i.e.,

instruments available for sale,

and equity instruments

with no permanent holding
intent,

are

classified

as
Financial investments

and

measured

at

the

lower of

(amortized)

cost

or

market value.

Market
value

adjustments

up

to

the

original

cost

amount

and

realized

gains

or

losses

upon

disposal

of

the

investment

are
recorded in the income statement as
Other income

from

ordinary activities.
Equity instruments with a permanent holding
intent

are

classified

as

participations

in
Non-consolidated

investments in

subsidiaries

and

other

participations

and

are
measured at cost less impairment.

Impairment losses are recorded in the income statement as
Impairment of investments
in non-consolidated

subsidiaries and

other participations.

Reversals of

impairments

up to

the original

cost amount

and
realized gains or losses

upon disposal of the investment are recorded

as
Extraordinary income / Extraordinary expenses
.
3. Fair value option applied

to financial liabilities
Under IFRS, UBS applies the fair value option to certain financial liabilities not held for trading.

Instruments for which the
fair value option is applied are accounted for at FVTPL. The amount of change in the fair value attributable to changes in
UBS’s own credit is presented

in
Other comprehensive income

directly within
Retained earnings
. The fair value option

is
applied primarily to issued

structured debt instruments, certain

non-structured debt instruments,

certain payables under
repurchase agreements and

cash collateral on securities lending agreements,

amounts due under unit-linked investment
contracts, and brokerage

payables.
Under

Swiss GAAP,

the fair

value option

can only

be applied

to structured

debt instruments

consisting

of a

debt host
contract and

one or

more embedded

derivatives that do

not relate

to own

equity.

Furthermore, unrealized

changes

in
fair value attributable

to changes

in UBS’s

own credit

are not

recognized, whereas

realized own

credit is

recognized

in

Net trading income
.
4. Allowances and provisions for credit

losses
Swiss GAAP permit use of IFRS for

accounting for allowances and provisions for credit losses based on an expected credit loss (ECL) model. UBS has chosen to apply the IFRS 9

ECL approach to those exposures that are in the

ECL scope of both
frameworks, IFRS and Swiss GAAP

.
For the small

residual exposures

within the

scope of Swiss GAAP

ECL requirements, which

are not subject to

ECL under
IFRS due to classification differences,

UBS applies alternative approaches

.

–

For exposures for which Pillar 1 internal ratings-based

models are applied to measure credit risk, ECL is determined by
the regulatory expected loss (EL), with an add-on for scaling up to the residual maturity of exposures maturing beyond
the next

12

months,

as appropriate.

For detailed

information

on

regulatory EL,

refer to

the “Risk

management and
control”

section of this report.

–

For exposures

for which

the Pillar 1

standardized approach

is used

to measure

credit risk,

ECL is

determined using

a
portfolio approach

that derives

a conservative

probability of

default (PD)

and a

conservative

loss given

default (LGD)
for the entire portfolio.
5. Hedge accounting
Under IFRS, when cash flow hedge

accounting is applied, the

fair value gain or

loss on the

effective portion of a derivative
designated as

a cash flow

hedge is

recognized initially

in equity and

reclassified to

the income

statement when

certain
conditions are

met.

When fair value

hedge accounting

is applied, the fair

value change of

the hedged item attributable
to the hedged risk is reflected in the measurement

of the hedged item and

is recognized in the income statement

along
with the

change

in the

fair value

of the

hedging

derivative.

Under

Swiss GAAP,

the

effective portion

of the

fair value
change of a derivative instrument

designated as a cash flow

or as a fair value hedge

is deferred on the balance sheet

as
Other assets

or
Other liabilities
. The carrying amount

of the hedged item designated

in fair value hedges is not

adjusted
for fair value changes attributable to the

hedged risk.
6. Goodwill and intangible

assets
Under IFRS, goodwill acquired

in a business combination is not amortized but tested annually for impairment. Intangible
assets

with

an

indefinite

useful

life

are

also

not

amortized

but

tested

annually

for

impairment.

Under

Swiss

GAAP,
goodwill and

intangible assets with

indefinite useful lives are

amortized over a

period not

exceeding five years, unless

a
longer

useful

life,

which

may

not

exceed
10

years,

can

be

justified.

In

addition,

these

assets

are

tested

annually

for
impairment.
7. Post-employment benefit

plans
Swiss GAAP

permit the use

of IFRS or Swiss

accounting standards

for post-employment

benefit plans,

with the election
made on a plan-by-plan basis.
UBS

has

elected

to

apply

IFRS

(IAS 19)

for

the

non-Swiss

defined

benefit

plans

in

the

UBS

AG

standalone

financial
statements and Swiss GAAP (FER

16) for the Swiss pension

plan in the UBS AG

and the UBS Switzerland AG standalone
financial statements. The requirements of Swiss

GAAP are better aligned with the specific nature of Swiss pension plans, which are

hybrid in

that they

combine elements

of defined

contribution

and

defined benefit

plans,

but are

treated as
defined

benefit

plans

under

IFRS.

Key

differences

between

Swiss

GAAP

and

IFRS

include

the

treatment

of

dynamic
elements, such as future salary

increases and future interest

credits on retirement savings, which are

not considered under
the static

method

used in

accordance with

Swiss GAAP.

Also, the

discount

rate used

to determine

the defined

benefit
obligation in accordance

with IFRS is

based on the yield

of high-quality corporate

bonds of

the market in

the respective
pension

plan

country.

The

discount

rate

used

in

accordance

with

Swiss

GAAP

(i.e.,

the

technical

interest

rate)

is
determined by the Pension Foundation

Board based on the expected returns

of the Board’s investment strategy.
For defined

benefit plans,

IFRS require

the full

defined benefit

obligation

net of

the plan

assets to

be recorded

on

the
balance sheet subject to the

asset ceiling rules, with

changes resulting from remeasurements

recognized directly in equity.
However, for non-Swiss defined

benefit plans for which IFRS accounting

is elected, changes

due to remeasurements are
recognized in the income statement of UBS

AG standalone under

Swiss GAAP.
Swiss GAAP

require employer

contributions to

the pension

fund to

be recognized as

personnel expenses

in the income
statement. Swiss

GAAP also require an

assessment of whether, based

on the pension fund’s

financial statements

prepared
in accordance

with Swiss

accounting

standards (FER

26), an

economic benefit

to, or

obligation of,

the employer

arises
from

the

pension

fund

that

is

recognized

in

the

balance

sheet

when

conditions

are

met. Conditions

for

recording

a
pension asset

or liability would

be met

if, for

example, an

employer contribution

reserve is

available or

the employer

is
required to contribute to the

reduction of a pension deficit (on

an FER 26 basis).
8. Leasing
Under

IFRS,

a

single

lease

accounting

model

applies

that

requires

UBS

to

record

a

right-of-use

(RoU)

asset

and

a
corresponding

lease liability on

the balance sheet

when UBS

is a lessee

in a

lease arrangement.

The RoU

asset and

the
lease liability

are recognized

when UBS

acquires control

of the

physical use

of the

asset. The

lease liability

is measured
based on the present value of

the lease payments over the lease term, discounted using UBS’s unsecured borrowing rate.
The RoU asset is recorded at

an amount equal to

the lease liability

but is adjusted for rent

prepayments, initial direct costs,
any costs to refurbish the leased asset and

/ or lease incentives received. The RoU asset is depreciated over the shorter of the lease term or the useful life of the

underlying asset.
Under

Swiss

GAAP,

leases

that

transfer

substantially

all

the

risks

and

rewards,

but

not

necessarily

legal

title

in

the
underlying assets, are

classified as finance

leases. All other

leases are classified

as operating leases. Whereas finance

leases
are recognized on the

balance sheet and measured in line with

IFRS, operating leases are not

recognized on the balance
sheet,

with

payments

recognized

as
General

and

administrative

expenses

on

a straight-line

basis

over

the

lease

term,
which

commences with

control

of

the

physical

use

of

the

asset.

Lease

incentives

are

treated

as

a

reduction

of

rental
expense and recognized

on a consistent basis over the lease term.
9. Netting of derivative assets and

liabilities
Under IFRS, derivative assets,

derivative liabilities and related cash collateral not settled to market are reported on a gross basis

unless

the

restrictive

IFRS

netting

requirements

are

met:

(i) existence

of

master

netting

agreements

and

related
collateral arrangements

that are

unconditional

and

legally enforceable,

in both

the normal

course of

business

and the
event of default, bankruptcy or insolvency of UBS

and its counterparties; and (

ii) UBS’s intention to either settle on a

net
basis or to realize

the asset and settle

the liability simultaneously.

Under Swiss GAAP, derivative assets, derivative liabilities
and related

cash collateral not

settled to market

are generally

reported on

a net basis, provided

the master netting

and
the

related

collateral

agreements

are

legally

enforceable

in

the

event

of

default,

bankruptcy

or

insolvency

of

UBS’s
counterparties.
10. Negative interest
Under

IFRS, negative

interest

income

arising

on

a financial

asset does

not meet

the definition

of interest

income and,
therefore, negative

interest on

financial assets

and negative

interest on

financial liabilities

are presented

within interest
expense and

interest income,

respectively.

Under

Swiss GAAP,

negative interest

on financial

assets is

presented

within
interest income and negative interest

on financial liabilities is presented

within interest expense.
11. Extraordinary income

and expense
Certain non-recurring

and non

-operating income

and expense

items, such as

realized

gains or

losses from

the disposal
of participations, fixed and intangible assets, and reversals of impairments of participations and fixed assets, are classified as extraordinary items under Swiss

GAAP.

This distinction is not available under

IFRS.

UBS AG
Entity [Table]
Disclosure of main differences between IFRS and Swiss GAAP [text block]
Note 33

Main differences between IFRS and

Swiss GAAP

The

consolidated

financial

statements

of

UBS

AG

are

prepared

in

accordance

with

International

Financial

Reporting
Standards (IFRS). The Swiss Financial Market Supervisory Authority

(FINMA) requires financial groups

presenting financial
statements

under

IFRS

to

provide

a

narrative

explanation

of

the

main

differences

between

IFRS

and

Swiss

generally
accepted accounting principles (GAAP)

(the FINMA Accounting Ordinance, FINMA Circular

2020/1 “Accounting – banks”
and

the

Banking

Ordinance

(the

BO)).

Included

in

this

Note

are

the

significant

differences

in

the

recognition

and
measurement

between

IFRS

and

the

provisions

of

the

BO

and

the

guidelines

of

FINMA

governing

true

and

fair view
financial statement reporting

pursuant to Art. 25

to Art. 42 of the BO.
1. Consolidation
Under IFRS,

all entities that

are controll

ed by

the holding

entity are consolidated.

Under Swiss GAAP

controlled entities
deemed immaterial

to a group

or those

held only temporarily

are exempt

from consolidation,

but instead

are recorded
as participations accounted for under the equity

method of accounting or as financial investments measured at the lower
of cost or market value.
2. Classification and measurement

of financial assets
Under IFRS,

debt instruments

are measured

at amortized

cost, fair value

through

other comprehensive

income (FVOCI)
or fair value

through

profit or loss

(FVTPL), depending

on the

nature of

the business

model within

which the

particular
asset is held

and the

characteristics of

the contractual

cash flows of

the asset.

Equity instruments

are accounted

for at
FVTPL by UBS. Under Swiss GAAP,

trading assets and derivatives are measured at FVTPL,

in line with IFRS. However, non-
trading debt

instruments are

generally measured

at amortized

cost, even

when the

assets are

managed on

a fair value
basis. In addition, the measurement of

financial assets in the form of securities depends

on the nature of the asset: debt
instruments not held to maturity,

i.e.,

instruments available for sale,

and equity instruments

with no permanent holding
intent,

are

classified

as
Financial investments

and

measured

at

the

lower of

(amortized)

cost

or

market value.

Market
value

adjustments

up

to

the

original

cost

amount

and

realized

gains

or

losses

upon

disposal

of

the

investment

are
recorded in the income statement as
Other income

from

ordinary activities.
Equity instruments with a permanent holding
intent

are

classified

as

participations

in
Non-consolidated

investments in

subsidiaries

and

other

participations

and

are
measured at cost less impairment. Impairment losses are recorded in the income statement as
Impairment of investments
in non-consolidated

subsidiaries and

other participations.

Reversals of

impairments

up to

the original

cost amount

and
realized gains or losses

upon disposal of the investment are recorded

as
Extraordinary income / Extraordinary expenses
.
3. Fair value option applied

to financial liabilities
Under IFRS, UBS applies the fair value option to certain financial liabilities not held for trading.

Instruments for which the
fair value option is applied are accounted for at FVTPL. The amount of change in the fair value attributable to changes in
UBS’s own credit is presented

in
Other comprehensive income

directly within
Retained earnings
. The fair value option

is
applied primarily to issued

structured debt instruments, certain

non-structured debt instruments,

certain payables under
repurchase agreements and

cash collateral on securities lending agreements,

amounts due under unit-linked investment
contracts, and brokerage

payables.
Under

Swiss GAAP,

the fair

value option

can only

be applied

to structured

debt instruments

consisting

of a

debt host
contract and

one or

more embedded

derivatives that do

not relate

to own

equity.

Furthermore, unrealized

changes

in
fair value attributable

to changes

in UBS’s

own credit

are not

recognized, whereas

realized own

credit is

recognized

in

Net trading income
.
4. Allowances and provisions for credit

losses
Swiss GAAP permit use of IFRS for

accounting for allowances and provisions for credit losses based on an expected credit loss (ECL) model. UBS has chosen to apply the IFRS 9

ECL approach to those exposures that are in the

ECL scope of both
frameworks, IFRS and Swiss GAAP

.
For the small

residual exposures

within the

scope of Swiss GAAP

ECL requirements, which

are not subject to

ECL under
IFRS due to classification differences,

UBS applies alternative approaches

.

–

For exposures for which Pillar 1 internal ratings-based

models are applied to measure credit risk, ECL is determined by
the regulatory expected loss (EL), with an add-on for scaling up to the residual maturity of exposures maturing beyond
the next

12

months,

as appropriate.

For detailed

information

on

regulatory EL,

refer to

the “Risk

management and
control”

section of this report.

–

For exposures

for which

the Pillar 1

standardized approach

is used

to measure

credit risk,

ECL is

determined using

a
portfolio approach

that derives

a conservative

probability of

default (PD)

and a

conservative

loss given

default (LGD)
for the entire portfolio.

5. Hedge accounting
Under IFRS, when cash flow hedge

accounting is applied, the

fair value gain or

loss on the

effective portion of a derivative
designated as

a cash flow

hedge is

recognized initially

in equity and

reclassified to

the income

statement when

certain
conditions are

met.

When fair value

hedge accounting

is applied, the fair

value change of

the hedged item attributable
to the hedged risk is reflected in the measurement

of the hedged item and

is recognized in the income statement

along
with the

change

in the

fair value

of the

hedging

derivative.

Under

Swiss GAAP,

the

effective

portion

of the

fair value
change of a derivative instrument

designated as a cash flow

or as a fair value hedge

is deferred on the balance sheet

as
Other assets

or
Other liabilities
. The carrying amount

of the hedged item designated

in fair value hedges is

not adjusted
for fair value changes attributable to the

hedged risk.
6. Goodwill and intangible

assets
Under IFRS, goodwill acquired

in a business combination is not amortized but tested annually for impairment. Intangible
assets

with

an

indefinite

useful

life

are

also

not

amortized

but

tested

annually

for

impairment.

Under

Swiss

GAAP,
goodwill and

intangible assets with

indefinite useful lives are

amortized over a

period not exceeding

five years, unless a
longer

useful

life,

which

may

not

exceed
10

years,

can

be

justified.

In

addition,

these

assets

are

tested

annually

for
impairment.
7. Post-employment benefit

plans
Swiss GAAP

permit the use

of IFRS or Swiss

accounting standards

for post-employment

benefit plans,

with the election
made on a plan-by-plan basis.
UBS

has

elected

to

apply

IFRS

(IAS 19)

for

the

non-Swiss

defined

benefit

plans

in

the

UBS

AG

standalone

financial
statements and Swiss GAAP (FER

16) for the Swiss pension

plan in the UBS AG

and the UBS Switzerland AG standalone
financial statements. The requirements of Swiss

GAAP are better aligned with the specific nature of Swiss pension plans, which are

hybrid in

that they

combine elements

of defined

contribution

and

defined benefit

plans,

but are

treated as
defined

benefit

plans

under

IFRS.

Key

differences

between

Swiss

GAAP

and

IFRS

include

the

treatment

of

dynamic
elements, such as future salary

increases and future interest

credits on retirement savings, which are

not considered under
the static

method

used in

accordance with

Swiss GAAP.

Also, the

discount

rate used

to determine

the defined

benefit
obligation in accordance

with IFRS is

based on the yield

of high-quality corporate

bonds of

the market in

the respective
pension

plan

country.

The

discount

rate

used

in

accordance

with

Swiss

GAAP

(i.e.,

the

technical

interest

rate)

is
determined by the Pension Foundation

Board based on the expected returns

of the Board’s investment strategy.
For defined

benefit plans,

IFRS require

the full

defined benefit

obligation

net of

the plan

assets to

be recorded

on

the
balance sheet subject to the

asset ceiling rules, with

changes resulting from remeasurements

recognized directly in equity.
However, for non-Swiss defined

benefit plans for which IFRS accounting

is elected, changes

due to remeasurements are
recognized in the income statement of UBS

AG standalone under

Swiss GAAP.
Swiss GAAP

require employer

contributions to

the pension

fund to

be recognized as

personnel expenses

in the income
statement. Swiss

GAAP also require an

assessment of whether, based

on

the pension fund’s financial

statements prepared
in accordance

with Swiss

accounting

standards (FER

26), an

economic benefit

to, or

obligation of,

the employer

arises
from

the

pension

fund

that

is

recognized

in

the

balance

sheet

when

conditions

are

met.

Conditions

for

recording

a
pension asset

or liability would

be met

if, for

example, an

employer contribution

reserve is

available or

the employer

is
required to contribute to the

reduction of a pension deficit (on

an FER 26 basis).
8. Leasing
Under

IFRS,

a

single

lease

accounting

model

applies

that

requires

UBS

to

record

a

right-of-use

(RoU)

asset

and

a
corresponding

lease liability on

the balance sheet

when UBS

is a lessee

in a

lease arrangement.

The RoU

asset and

the
lease liability

are recognized

when UBS

acquires control

of the

physical use

of the

asset. The

lease liability

is measured
based on the present value of

the lease payments over the lease term, discounted using UBS’s unsecured borrowing rate.
The RoU asset is recorded at

an amount equal to

the lease liability

but is adjusted for rent

prepayments, initial direct costs,
any costs to refurbish the leased asset and

/ or lease incentives received. The RoU asset is depreciated over the shorter of the lease term or the useful life of the

underlying asset.
Under

Swiss

GAAP,

leases

that

transfer

substantially

all

the

risks

and

rewards,

but

not

necessarily

legal

title

in

the
underlying assets, are

classified as finance

leases. All other

leases are classified

as operating leases. Whereas finance

leases
are recognized on the

balance sheet and measured in line with

IFRS, operating leases are not

recognized on the balance
sheet,

with

payments

recognized

as
General

and

administrative expenses

on

a straight-line

basis

over

the

lease

term,
which

commences with

control

of

the

physical

use

of

the

asset.

Lease

incentives

are

treated

as

a

reduction

of

rental
expense and recognized

on a consistent basis over the lease term.

9. Netting of derivative assets and

liabilities
Under IFRS, derivative assets,

derivative liabilities and related cash collateral not settled to market are reported on a gross basis

unless

the

restrictive

IFRS

netting

requirements

are

met:

(i) existence

of

master

netting

agreements

and

related
collateral arrangements

that are

unconditional

and

legally enforceable,

in both

the normal

course of

business

and the
event of default, bankruptcy or insolvency of UBS

and its counterparties; and (

ii) UBS’s intention to either settle on

a net
basis or to realize

the asset and settle

the liability simultaneously.

Under Swiss GAAP, derivative assets, derivative liabilities
and related

cash collateral not

settled to market

are generally

reported on

a net basis, provided

the master netting

and
the

related

collateral

agreements

are

legally

enforceable

in

the

event

of

default,

bankruptcy

or

insolvency

of

UBS’s
counterparties.
10. Negative interest
Under

IFRS, negative

interest

income

arising

on

a financial

asset does

not meet

the definition

of interest

income and,
therefore, negative

interest on

financial assets

and negative

interest on

financial liabilities

are presented

within interest
expense and

interest income,

respectively.

Under

Swiss GAAP,

negative interest

on financial

assets is

presented

within
interest income and negative interest

on financial liabilities is presented

within interest expense.
11. Extraordinary income

and expense
Certain non-recurring

and non

-operating income

and expense

items, such as

realized

gains or

losses from

the disposal
of participations, fixed and intangible assets, and reversals of impairments of participations and fixed assets, are classified as extraordinary items under Swiss

GAAP.

This distinction is not available under

IFRS.